Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Cash Flows from Operating Activities
Net loss	$ 30,847	$ (326,343)
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities
Amortization	750	$ 750
Debt issuance cost	5,000
Changes in operating assets and liabilities:
Accounts receivable	(18,760)
Prepaid expenses	(7,000)
Accounts payable and accrued liabilities	111,862	$ (74,076)
Deferred revenue	4,112
Net cash used in operating activities	$ 126,811	$ (399,669)
Cash Flows from Investing Activities
Net cash used in Investing activities
Cash Flows from Financing Activities
Proceeds from the sale of common stock	$ 163,700
Due to related party	326,215	$ 56,254
Proceeds from note payable	40,000
Proceeds from convertible secured note	100,000	$ 250,000
Net cash proceeds from financing activity	629,915	306,254
Net increase in cash and cash equivalents	756,726	(93,415)
Cash and cash equivalents, beginning of period	1,246,197	126,878		$ 126,878
Cash and cash equivalents, end of period	$ 2,002,923	$ 33,463	$ 126,878	1,246,197	$ 126,878
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Common stock issued for reverse merger capitalization	$ 30,573
Common Stock surrender and cancellation in connection with reverse merger	24,400
Common stock issued for secured loan conversion	250,000
Common stock issued for unsecured loan conversion	1,503,450
Content Checked Inc [Member]
Cash Flows from Operating Activities
Net loss			401,029	1,172,077
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities
Amortization			$ 1,449	3,000
Debt issuance cost				35,000
Changes in operating assets and liabilities:
Prepaid expenses				(3,000)
Accounts payable			$ 3,204	1,796
Accrued expenses				267,162
Due to related party			$ 228,255	368,987
Net cash used in operating activities			(168,122)	$ (499,131)
Cash Flows from Investing Activities
Payment for Software			(15,000)
Net cash used in Investing activities			(15,000)
Cash Flows from Financing Activities
Proceeds from the sale of common stock			$ 310,000
Proceeds from convertible secured note				$ 250,000
Proceeds from convertible unsecured notes, net of debt issuance cost				1,368,450
Net cash proceeds from financing activity			$ 310,000	1,618,450
Net increase in cash and cash equivalents			$ 126,878	1,119,319
Cash and cash equivalents, beginning of period	$ 1,246,197	$ 126,878		126,878
Cash and cash equivalents, end of period			$ 126,878	$ 1,246,197	126,878
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes
Previously Reported [Member]
Cash Flows from Operating Activities
Net loss				$ (27,148)	$ (16,760)
Changes in operating assets and liabilities:
Accounts payable				6,055
Net cash used in operating activities				$ (21,093)	$ (16,760)
Cash Flows from Financing Activities
Proceeds from the sale of common stock					25,300
Proceeds from loan from shareholder					2,500
Net cash proceeds from financing activity					27,800
Net increase in cash and cash equivalents				$ (21,093)	11,040
Cash and cash equivalents, beginning of period		$ 21,093		$ 21,093	10,053
Cash and cash equivalents, end of period			$ 21,093		$ 21,093
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes